Summary of Significant Accounting Policies - Summary of Estimated Impact of Adoption of IFRS 15 on Group's Consolidated Financial Statements (Detail)
¥ / shares in Units, $ / shares in Units, ¥ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2018 USD ($)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2015 CNY (¥)
Line items in the consolidated statements of income for the year ended December 31, 2018 impacted by the adoption of IFRS 15:
Income before taxation	¥ 13,081	$ 1,903	¥ 2,593	¥ 784
Income tax expenses	(2,824)	(411)	(743)	(154)
Net income for the year	10,257	1,492	1,850	630
Net Income attributable to equity shareholders of the Company	¥ 10,197	$ 1,483	¥ 1,828	¥ 625
Earnings per share for income attributable to equity shareholders of the Company during the year:
Basic earnings per share (RMB) | (per share)	¥ 0.33	$ 0.05	¥ 0.07	¥ 0.03
Diluted earnings per share (RMB) | (per share)	¥ 0.33	$ 0.05	¥ 0.07	¥ 0.03
Line items in the consolidated statements of comprehensive income for the year ended December 31, 2018 impacted by the adoption of IFRS 15:
Total comprehensive income for the year	¥ 10,012	$ 1,456	¥ 1,620	¥ 267
Total comprehensive income attributable to:
Equity shareholders of the Company	9,952	1,447	1,598	262
ASSETS
Deferred income tax assets	3,401		5,973		$ 494
Contract assets	570				83
Other assets	14,645		20,721		2,130
Contract costs	5,632				819	¥ 6,856
Total non-currentassets	464,411		495,261		67,546
Prepayments and other current assets	11,106		13,801		1,615
Contract assets	1,254				183
Total current assets	75,909		76,722		11,040
Total assets	540,320		571,983		78,586
EQUITY
Reserves	(20,154)		(20,912)		(2,931)
- Others	75,920		69,315		11,042
Total equity	314,286		304,347	227,682	45,711		¥ 231,216
LIABILITIES
Accounts payable and accrued liabilities	122,458		125,260		17,811
Taxes payable	911		1,121		132
Current portion of deferred revenue	78		350		11
Advances from customers	328		49,283		48
Contract liabilities	42,650				6,203
Total current liabilities	214,910		242,622		31,257
Total equity and liabilities	540,320		571,983		78,586
Net current liabilities	(139,001)		(165,900)		(20,217)
Total assets less current liabilities	325,410		329,361		$ 47,329
Line items in the reconciliation of income before taxation to cash generated from operations for the year ended December 31, 2018 impacted by the adoption of IFRS 15:
Income before taxation	13,081	1,903	2,593	784
Increase in contract costs	(3,001)	(436)
Decrease/(Increase) in other assets	1,584	230	(2,034)	(4,763)
Decrease in contract assets	1,150	167
Decrease in prepayments and other current assets	60	9	166	4,171
Increase in accounts payable and accrued liabilities	6,591	959	5,752	(835)
Decrease in contract liabilities	(4,322)	(629)
Increase in deferred revenue	1,474	214	365	395
Increase/(Decrease) in advances from customers	45	$ 7	2,255	¥ (1,329)
IFRS 15 [member]
Line items in the consolidated statements of income for the year ended December 31, 2018 impacted by the adoption of IFRS 15:
Other operating expenses	62,561
Income before taxation	13,081
Income tax expenses	(2,824)
Net income for the year	10,257
Net Income attributable to equity shareholders of the Company	¥ 10,197
Earnings per share for income attributable to equity shareholders of the Company during the year:
Basic earnings per share (RMB) | ¥ / shares	¥ 0.33
Diluted earnings per share (RMB) | ¥ / shares	¥ 0.33
Line items in the consolidated statements of comprehensive income for the year ended December 31, 2018 impacted by the adoption of IFRS 15:
Total comprehensive income for the year	¥ 10,012
Total comprehensive income attributable to:
Equity shareholders of the Company	9,952
ASSETS
Deferred income tax assets	3,401
Contract assets	570
Other assets	14,645
Contract costs	5,632
Total non-currentassets	464,411
Prepayments and other current assets	11,106
Contract assets	1,254
Total current assets	75,909
Total assets	540,320
EQUITY
Reserves	(20,154)
Retained profits	0
- Others	75,920
Total equity	314,286
LIABILITIES
Accounts payable and accrued liabilities	122,458
Taxes payable	911
Current portion of deferred revenue	78
Advances from customers	328
Contract liabilities	42,650
Total current liabilities	214,910
Total equity and liabilities	540,320
Net current liabilities	(139,001)
Total assets less current liabilities	325,410
Line items in the reconciliation of income before taxation to cash generated from operations for the year ended December 31, 2018 impacted by the adoption of IFRS 15:
Income before taxation	13,081
Increase in contract costs	(3,001)
Decrease/(Increase) in other assets	1,584
Decrease in contract assets	1,150
Decrease in prepayments and other current assets	60
Increase in accounts payable and accrued liabilities	6,591
Decrease in contract liabilities	(4,322)
Increase in deferred revenue	1,474
Increase/(Decrease) in advances from customers	45
Hypothetical amount under IASs 18 and 11 [member]
Line items in the consolidated statements of income for the year ended December 31, 2018 impacted by the adoption of IFRS 15:
Other operating expenses	62,074
Income before taxation	13,568
Income tax expenses	(2,946)
Net income for the year	10,622
Net Income attributable to equity shareholders of the Company	¥ 10,562
Earnings per share for income attributable to equity shareholders of the Company during the year:
Basic earnings per share (RMB) | ¥ / shares	¥ 0.34
Diluted earnings per share (RMB) | ¥ / shares	¥ 0.34
Line items in the consolidated statements of comprehensive income for the year ended December 31, 2018 impacted by the adoption of IFRS 15:
Total comprehensive income for the year	¥ 10,377
Total comprehensive income attributable to:
Equity shareholders of the Company	10,317
ASSETS
Deferred income tax assets	3,630
Other assets	19,000
Total non-currentassets	462,793
Prepayments and other current assets	12,360
Total current assets	75,909
Total assets	538,702
EQUITY
Reserves	(20,293)
Retained profits	0
- Others	74,674
Total equity	312,901
LIABILITIES
Accounts payable and accrued liabilities	119,060
Taxes payable	678
Current portion of deferred revenue	1,161
Advances from customers	45,293
Total current liabilities	214,677
Total equity and liabilities	538,702
Net current liabilities	(138,768)
Total assets less current liabilities	324,025
Line items in the reconciliation of income before taxation to cash generated from operations for the year ended December 31, 2018 impacted by the adoption of IFRS 15:
Income before taxation	13,568
Decrease/(Increase) in other assets	(1,721)
Decrease in prepayments and other current assets	1,027
Increase in accounts payable and accrued liabilities	6,268
Increase in deferred revenue	1,464
Increase/(Decrease) in advances from customers	(3,944)
Impact on initial application of IFRS 15 [member]
Line items in the consolidated statements of income for the year ended December 31, 2018 impacted by the adoption of IFRS 15:
Other operating expenses	487
Income before taxation	(487)
Income tax expenses	122
Net income for the year	(365)
Net Income attributable to equity shareholders of the Company	¥ (365)
Earnings per share for income attributable to equity shareholders of the Company during the year:
Basic earnings per share (RMB) | ¥ / shares	¥ (0.01)
Diluted earnings per share (RMB) | ¥ / shares	¥ (0.01)
Line items in the consolidated statements of comprehensive income for the year ended December 31, 2018 impacted by the adoption of IFRS 15:
Total comprehensive income for the year	¥ (365)
Total comprehensive income attributable to:
Equity shareholders of the Company	(365)
ASSETS
Deferred income tax assets	(229)					(584)
Contract assets	570					753
Other assets	(4,355)					(5,275)
Contract costs	5,632					6,856
Total non-currentassets	1,618					1,750
Prepayments and other current assets	(1,254)					(2,221)
Contract assets	1,254					2,221
Total assets	1,618					1,750
EQUITY
Reserves	139					175
Retained profits	0
- Others	1,246					1,575
Total equity	1,385		¥ 1,750			1,750
LIABILITIES
Accounts payable and accrued liabilities	3,398					3,671
Taxes payable	233
Current portion of deferred revenue	(1,083)					(311)
Advances from customers	(44,965)					(49,000)
Contract liabilities	42,650					45,640
Total current liabilities	233
Total equity and liabilities	1,618					1,750
Net current liabilities	(233)
Total assets less current liabilities	1,385					¥ 1,750
Line items in the reconciliation of income before taxation to cash generated from operations for the year ended December 31, 2018 impacted by the adoption of IFRS 15:
Income before taxation	(487)
Increase in contract costs	(3,001)
Decrease/(Increase) in other assets	3,305
Decrease in contract assets	1,150
Decrease in prepayments and other current assets	(967)
Increase in accounts payable and accrued liabilities	323
Decrease in contract liabilities	(4,322)
Increase in deferred revenue	10
Increase/(Decrease) in advances from customers	¥ 3,989